BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED OCTOBER 1, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
Western Asset Management U.S. Government Portfolio
Effective immediately, Rafael Zielonka will serve as a portfolio manager of Western Asset Management U.S. Government Portfolio (the “Portfolio”). As of June 30, 2026, Mr. Zielonka did not beneficially own any equity securities of the Portfolio. Effective immediately, Mr. Mastroianni will no longer serve as portfolio manager of the Portfolio. Effective immediately, all references to Mr. Mastroianni in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
Effectively immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
The Portfolio is managed by a team at Western Asset led by Mark Lindbloom, Deputy Chief Investment Officer and Portfolio Manager, Frederick Marki, Portfolio Manager, Michael Buchanan, Chief Investment Officer and Portfolio Manager, Amit Chopra, Portfolio Manager, and Rafael Zielonka, Portfolio Manager. Messrs. Lindbloom and Marki have been on the team since 2005. Mr. Buchanan has been on the team since 2025. Mr. Chopra has been on the team since May 2026. Mr. Zielonka has been on the team since September 2026. Effective on or about December 31, 2026, it is expected that Mr. Marki will no longer serve as portfolio manager of the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last three paragraphs of the section are deleted and replaced with the following:
The Portfolio is managed by a team of investment professionals at Western Asset. This team is led by Portfolio Managers Mark Lindbloom, Frederick Marki, Michael Buchanan, Amit Chopra, and Rafael Zielonka. Effective on or about December 31, 2026, it is expected that Mr. Marki will no longer serve as portfolio manager of the Portfolio.
Mr. Lindbloom has served as a Portfolio Manager since he joined Western Asset in 2005 and Deputy Chief Investment Officer since 2025. Mr. Marki has served as a Portfolio Manager since he joined Western Asset in 2005. Mr. Buchanan has served as a Portfolio Manager of the Portfolio since 2025. Mr. Buchanan began serving as Chief Investment Officer at Western Asset in August 2024 and previously served as Co-Chief Investment Officer (2023 through 2024) and Deputy Chief Investment Officer at Western Asset (2015 through 2023). Mr. Chopra has managed Western Asset funds since 2016 and has served as a Portfolio Manager of the Portfolio since May 2026. Mr. Zielonka is a Portfolio Manager and has served in various roles, including Portfolio Analyst and Trader, since he joined Western Asset in 2002. Mr. Zielonka has served as a Portfolio Manager of the Portfolio since September 2026.
Messrs. Lindbloom, Marki, Buchanan, Chopra, and Zielonka are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.
Effective immediately, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Mr. Zielonka is deleted and replaced with the following:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Rafael Zielonka[1], Government Income Portfolio, Strategic Bond Opportunities Portfolio, U.S. Government Portfolio	Registered Investment Companies	17	$10,485,497,251	0	N/A
	Other Pooled Investment Vehicles	11	$887,100,994	0	N/A
	Other Accounts	31	$14,634,247,090	0	N/A
1 Other account managed information is as of June 30, 2026.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE